Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent events
29.	Subsequent events

Other than the transactions occurring in 2010 already described above, the following events have taken place in 2011:
a)	Joint venture with MEMC

In March 2011, the Company announced a joint venture agreement with MEMC Singapore, to build and operate a solar cell production facility in China. In Phase One of the project, the joint venture will build a production facility with a capacity of 250 MW of PV cells. The Phase One production facility will be located at JA Solar’s Yangzhou site, and is expected to begin commercial production in the second half of 2011. In later phases, total production capacity may be expanded up to 1GW. The joint venture will be a 50/50 partnership between the Group’s subsidiary and MEMC Singapore.

b)	Investment Agreement With City of Hefei

In March 2011, the Company announced that it has signed a strategic investment agreement with the city of Hefei, in China’s Anhui province, to set up a new state-of-the-art PV production facility for solar cells and PV products. The facility is expected to be located in the Hefei High-Tech Industrial Development Zone in the City of Hefei. Construction will take place over a multi-year period and, when fully completed, the facility is expected to have a manufacturing capacity of 3GW of solar cells and PV products. The first phase of construction is expected to begin in 2011, with production expected to commence in 2012. Under the terms of the agreement, the Hefei High-Tech Construction and Investment Group, a government-affiliated investment company, and a number of domestic Chinese banks, are expected to provide financing of up to RMB 13.5 billion over a four-year period at competitive commercial loan rates for the construction of the new solar cell and PV product manufacturing facility.

c)	New supply agreement

In March 2011, the Group entered into a long-term supply agreement with OCI Company Ltd. to purchase polysilicon with a total quantity of 20,000 MT from 2012 to 2018.

d)	Sale of discontinued operations

In March 2011, the Group completed the sale of JA Korea, the PV power plant business discontinued in 2010. (Note 20)

e)	Loan borrowing

During January to March 2011, the Group borrowed long term loan of RMB 585,000 from various financial institutions in the PRC. The borrowings have 18 months to 3 years terms and expire at various times. The average interest rate is 6.39% per annum.

f)	Restricted share units

In April 2011, the Company granted 530,000 restricted share units to its employees.